FINANCIAL INSTRUMENTS (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 17,289	$ 37,914	$ 37,914	$ 968,371
Impact from accounting change				(475,302)
Total gains or losses (realized/unrealized) included in earnings	912	1,763	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	830	(616)	1,183	5,706
Settlements	(10,658)	(22,115)	(22,107)	(67,954)
Balance at the end of the period	8,373	16,946	17,289	37,914
Retained Interests | Collateralized wholesale receivables
Changes in Level 3 fair-value category
Impact from accounting change				(394,037)
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period	15	(5,375)	(5,375)	(1,645)
Impact from accounting change				(24,316)
Total gains or losses (realized/unrealized) included in earnings	65	4,930	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive (loss) income	(80)
Balance at the end of the period		$ (445)	$ 15	$ (5,375)